Other Financial Data	12 Months Ended
Dec. 31, 2013
Other Financial Data [Abstract]
Other Financial Data
Other Financial Data
Statement of Operations Information
Other Charges (income)
Other charges included in Operating earnings consist of the following:

Years ended December 31	2013	2012	2011
Other charges (income):
Intangibles amortization	$1	$1	$5
Reorganization of businesses	70	27	35
Legal and related insurance matters, net	—	(16)	88
Other	—	—	1
	$71	$12	$129

During 2012, the Company recorded a $16 million gain in connection with the settlement of a legal matter involving the legacy paging business.
During 2011, the Company recorded $88 million of net charges for legal matters. These charges primarily relate to: (i) a litigation settlement and (ii) legal matters related to the legacy paging business.

Other Income (Expense)
Interest expense, net, and Other both included in Other income (expense) consist of the following:

Years ended December 31	2013	2012	2011
Interest income (expense), net:
Interest expense	$(132)	$(108)	$(132)
Interest income	19	42	58
	$(113)	$(66)	$(74)
Other:
Loss from the extinguishment of long-term debt	$—	$(6)	$(81)
Investment impairments	(3)	(4)	(4)
Foreign currency gain (loss)	(9)	(1)	10
Gains on equity method investments	10	3	12
Other	11	9	(3)
	$9	$1	$(66)

Gains on Sales of Investments and Businesses, net
Gains on sales of investments and businesses, net, consists of the following:

Years ended December 31	2013	2012	2011
Gains on sales of investments, net	$37	$26	$17
Gains on sales of businesses, net	—	—	6
	$37	$26	$23

Earnings Per Common Share
Basic and diluted earnings per common share from both continuing operations and net earnings attributable to Motorola Solutions, Inc., including discontinued operations, is computed as follows:

	Amounts attributable to Motorola Solutions, Inc. common stockholders
	Earnings from Continuing Operations			Net Earnings
Years ended December 31	2013	2012	2011	2013	2012	2011
Basic earnings per common share:
Earnings	$933	$670	$582	$1,099	$881	$1,158
Weighted average common shares outstanding	266.0	292.1	333.8	266.0	292.1	333.8
Per share amount	$3.51	$2.29	$1.74	$4.13	$3.02	$3.47
Diluted earnings per common share:
Earnings	$933	$670	$582	$1,099	$881	$1,158
Weighted average common shares outstanding	266.0	292.1	333.8	266.0	292.1	333.8
Add effect of dilutive securities:
Share-based awards	4.5	5.3	5.9	4.5	5.3	5.9
Diluted weighted average common shares outstanding	270.5	297.4	339.7	270.5	297.4	339.7
Per share amount	$3.45	$2.25	$1.71	$4.06	$2.96	$3.41
In the computation of diluted earnings per common share from both continuing operations and on a net earnings basis for the years ended December 31, 2013 and December 31, 2012, the assumed exercise of 5.6 million and 5.9 million stock options, respectively, were excluded because their inclusion would have been antidilutive. For the year ended December 31, 2011, the assumed exercise of 8.6 million stock options and vesting of 0.2 million restricted stock units were excluded because their inclusion would have been antidilutive.
Balance Sheet Information
Sigma Fund
During the fourth quarter of 2013, the Company exited the Sigma Fund. The balance of Sigma Fund as December 31, 2012 consisted of the following:

Cash	$149
Government, agency, and government-sponsored enterprise obligations	1,984
$2,133

Investments
Investments consist of the following:

December 31, 2013
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	$15
Corporate bonds	7
Mutual funds	11
Common stock and equivalents	2
35
Other investments, at cost	182
Equity method investments	15
$232

	Recorded Value	Less
December 31, 2012	Investments	Unrealized Gains	Cost Basis
Available-for-sale securities:
Government, agency, and government-sponsored enterprise obligations	$15	$—	$15
Corporate bonds	11	—	11
Mortgage-backed securities	2	—	2
Common stock and equivalents	10	3	7
	38	3	35
Other investments, at cost	173	—	173
Equity method investments	13	—	13
	$224	$3	$221

The Company reclassified $96 million of cash surrender values of its split-dollar value life insurance plans as of December 31, 2012, from Other assets to Investments, to conform to the balance sheet presentation as of December 31, 2013.
During the years ended December 31, 2013, 2012 and 2011, the Company recorded investment impairment charges of $3 million, $4 million and $4 million, respectively, representing other-than-temporary declines in the value of the Company’s equity investment portfolio. Investment impairment charges are included in Other within Other income (expense) in the Company’s consolidated statements of operations.
Accounts Receivable, Net
Accounts receivable, net, consist of the following:

December 31	2013	2012
Accounts receivable	$1,422	$1,408
Less allowance for doubtful accounts	(53)	(50)
	$1,369	$1,358

Inventories, Net
Inventories, net, consist of the following:

December 31	2013	2012
Finished goods	$157	$168
Work-in-process and production materials	315	283
	472	451
Less inventory reserves	(125)	(112)
	$347	$339

Other Current Assets
Other current assets consist of the following:

December 31	2013	2012
Costs and earnings in excess of billings	$390	$416
Contract-related deferred costs	15	43
Tax-related deposits and refunds receivable	107	90
Other	123	117
	$635	$666

Property, Plant and Equipment, Net
Property, plant and equipment, net, consist of the following:

December 31	2013	2012
Land	$22	$23
Building	582	671
Machinery and equipment	1,760	1,776
	2,364	2,470
Less accumulated depreciation	(1,669)	(1,740)
	$695	$730

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was $157 million, $150 million and $128 million, respectively.
Other Assets
Other assets consist of the following:

December 31	2013	2012
Intangible assets	$6	$4
Long-term receivables	1	42
Other	82	93
	$89	$139

Accrued Liabilities
Accrued liabilities consist of the following:

December 31	2013	2012
Deferred revenue	$359	$377
Compensation	315	406
Billings in excess of costs and earnings	295	387
Tax liabilities	85	74
Customer reserves	52	75
Dividend payable	79	72
Other	578	597
	$1,763	$1,988

Other Liabilities
Other liabilities consist of the following:

December 31	2013	2012
Defined benefit plans, including split dollar life insurance arrangements	$1,751	$3,379
Postretirement health care benefit plan	117	167
Deferred revenue	162	178
Unrecognized tax benefits	99	94
Other	185	202
	$2,314	$4,020

Stockholders’ Equity Information
Share Repurchase Program: During 2013, the Company paid an aggregate of $1.7 billion, including transaction costs, to repurchase 28.6 million shares at an average price of $59.30 per share. During 2012, the Company paid an aggregate of $2.4 billion, including transaction costs, to repurchase 49.6 million shares at an average price of $49.14. During 2011, the Company paid an aggregate of $1.1 billion, including transaction costs, to repurchase 26.6 million shares at an average price of $41.77.
On July 24, 2013, the Company announced that its Board of Directors authorized up to $2.0 billion in additional funds for share repurchases, bringing the aggregate amount of the share repurchase program to $7.0 billion. As of December 31, 2013, the Company had used approximately $5.2 billion of the share repurchase authority, including transaction costs, to repurchase shares, leaving $1.8 billion of authority available for future repurchases.
Payment of Dividends:  On July 24, 2013, the Company announced that its Board of Directors approved an increase in the quarterly cash dividend from $0.26 per share to $0.31 per share of common stock. During the years ended December 31, 2013, 2012, and 2011 the Company paid $292 million, $270 million, and $72 million respectively, in cash dividends to holders of its common stock. During 2011, the Company paid $8 million of dividends to minority shareholders in connection with subsidiary common stock.
Motorola Mobility Distribution:  On January 4, 2011, the distribution of Motorola Mobility from Motorola Solutions was completed. On January 4, 2011, the stockholders of record as of the close of business on December 21, 2010 (the "Record Date") received one share of Motorola Mobility common stock for each eight shares of the Company's common stock held as of the Record Date. The distribution was completed pursuant to an Amended and Restated Master Separation and Distribution Agreement, effective as of July 31, 2010, among the Company, Motorola Mobility and Motorola Mobility, Inc.
Reverse Stock Split:  On January 4, 2011, immediately following the distribution of Motorola Mobility common stock, the Company completed a reverse stock split. All consolidated per share information presented gives effect to the distribution of Motorola Mobility and the reverse stock split.
Accumulated Other Comprehensive Loss
The following table displays the changes in Accumulated other comprehensive loss, net of tax, by component from January 1, 2013 to December 31, 2013:

	Gains and Losses on Cash Flow Hedges	Unrealized Gains and Losses on Available-for-Sale Securities	Retirement Benefit Items	Foreign Currency Translation Adjustments	Total
Balance as of December 31, 2012	$1	$2	$(3,211)	$(92)	$(3,300)
Other comprehensive income (loss) before reclassifications	(1)	(1)	953	(4)	947
Amounts reclassified from accumulated other comprehensive income (loss)	(1)	(3)	70	—	66
Net current-period other comprehensive income (loss)	(2)	(4)	1,023	(4)	1,013
Balance as of December 31, 2013	$(1)	$(2)	$(2,188)	$(96)	$(2,287)

The following table displays the amounts reclassified from Accumulated other comprehensive loss and the affected line item in the consolidated statements of operations during 2013:

Year ended December 31	2013
Gains on cash flow hedges:
Foreign exchange contracts	$(1)	Cost of sales
	$(1)	Net of tax
Unrealized Gains and Losses on Available-for-Sale Securities:
Realized gain	$(4)	Gains on sales of investments and businesses, net
	1	Tax expense
	$(3)	Net of tax
Amortization of Retirement Benefit Items:
Prior-service costs	$(49)	Selling, general, and administrative expenses
Actuarial net losses	159	Selling, general, and administrative expenses
	110	Total before tax
	(40)	Tax benefit
	$70	Net of tax
Total reclassifications for the period, net of tax	$66